SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 118,170	$ 17,133	¥ 320,010	¥ 136,804
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	563	82	13,713	15,251
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	17,794	2,580	2,545	38,247
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	85,508	12,397	292,947	82,672
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 14,305	$ 2,074	¥ 10,805	¥ 634